Expense Example - DWS Government Money Market Series - Institutional Shares	Apr. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	73
Expense Example, with Redemption, 5 Years	134
Expense Example, with Redemption, 10 Years	$ 311